DERIVATIVE CONTRACTS AND OFF-BALANCE SHEET RISK (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Collateral Held by Counterparty:
Net Amount of Unrealized Profit in the Consolidated Statements of Financial Condition	$ 1,261,080	$ 1,185,130
Net Amount	1,261,080	1,185,130
Net Amount of Unrealized Loss in the Consolidated Statements of Financial Condition	756,428	2,870,248
Gross Amounts not offset in the Consolidated Statements of Financial Condition, Cash Collateral Pledged	2,575,149	2,679,080
Net Amount	82,567	191,168
Counterparty A
Collateral Held by Counterparty:
Net Amount of Unrealized Profit in the Consolidated Statements of Financial Condition	765,608
Net Amount	765,608
Net Amount of Unrealized Loss in the Consolidated Statements of Financial Condition		216,144
Gross Amounts not offset in the Consolidated Statements of Financial Condition, Cash Collateral Pledged		216,144
Counterparty B
Collateral Held by Counterparty:
Net Amount of Unrealized Profit in the Consolidated Statements of Financial Condition	454,673	708,832
Net Amount	454,673	708,832
Counterparty C
Collateral Held by Counterparty:
Net Amount of Unrealized Loss in the Consolidated Statements of Financial Condition	673,773	248,713
Gross Amounts not offset in the Consolidated Statements of Financial Condition, Cash Collateral Pledged	2,575,061	248,713
Counterparty D
Collateral Held by Counterparty:
Net Amount of Unrealized Profit in the Consolidated Statements of Financial Condition		397,408
Net Amount		397,408
Counterparty E
Collateral Held by Counterparty:
Net Amount of Unrealized Loss in the Consolidated Statements of Financial Condition	76,767	2,405,391
Gross Amounts not offset in the Consolidated Statements of Financial Condition, Cash Collateral Pledged	85	2,214,223
Net Amount	76,682	191,168
Counterparty F
Collateral Held by Counterparty:
Net Amount of Unrealized Profit in the Consolidated Statements of Financial Condition		78,890
Net Amount		78,890
Counterparty G
Collateral Held by Counterparty:
Net Amount of Unrealized Profit in the Consolidated Statements of Financial Condition	40,799
Net Amount	40,799
Counterparty H
Collateral Held by Counterparty:
Net Amount of Unrealized Loss in the Consolidated Statements of Financial Condition	5,888
Gross Amounts not offset in the Consolidated Statements of Financial Condition, Cash Collateral Pledged	3
Net Amount	$ 5,885